Schedule of investments
Delaware Ivy International Core Equity Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.47%Δ
Australia − 1.77%
Newcrest Mining	1,332,635	$ 23,772,095
		23,772,095
Austria − 1.33%
Mondi	1,168,040	17,820,119
		17,820,119
Brazil − 5.11%
Banco do Brasil	3,265,635	33,759,854
MercadoLibre †	29,417	34,847,378
		68,607,232
Canada − 5.93%
Canadian Pacific Kansas City	325,882	26,321,475
Dollarama	531,551	35,999,816
Suncor Energy	590,891	17,333,100
		79,654,391
China − 9.49%
Alibaba Group Holding ADR †	195,433	16,289,341
Budweiser Brewing APAC 144A #	6,545,200	16,936,759
China Mengniu Dairy †	5,044,000	19,062,738
H World Group ADR †	733,687	28,452,382
JD.com ADR	535,881	18,289,618
SITC International Holdings	4,813,000	8,813,424
Tencent Holdings	465,400	19,733,509
		127,577,771
Denmark − 5.19%
Ambu Class B †	1,021,795	16,750,671
AP Moller - Maersk Class A	2,964	5,168,331
AP Moller - Maersk Class B	8,378	14,730,599
Genmab †	87,391	33,117,493
		69,767,094
France − 12.53%
Airbus	221,363	32,005,048
BNP Paribas	330,584	20,861,820
L'Oreal	30,786	14,360,933
LVMH Moet Hennessy Louis Vuitton	29,023	27,366,144
Thales	210,740	31,574,944
TotalEnergies	395,977	22,730,914
Vinci	167,915	19,510,950
		168,410,753
Germany − 9.80%
Bayer	472,983	26,182,007
Deutsche Telekom	1,142,229	24,921,743
Heidelberg Materials	222,404	18,290,195
HelloFresh †	665,494	16,459,451
RWE	690,837	30,104,127
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
SAP	115,335	$ 15,755,615
		131,713,138
Hong Kong − 1.84%
Prudential	1,751,445	24,736,348
		24,736,348
India − 5.97%
Axis Bank	2,361,373	28,493,163
Bharti Airtel	1,437,146	15,415,818
ICICI Bank	1,317,648	15,085,735
NTPC	9,174,971	21,190,408
		80,185,124
Japan − 12.58%
Asahi Group Holdings	505,100	19,597,794
Inpex	1,423,700	15,641,430
Mitsubishi UFJ Financial Group	3,908,300	28,808,368
Mitsui Chemicals	462,800	13,641,385
Nippon Telegraph & Telephone	10,377,500	12,279,761
Renesas Electronics †	1,683,200	31,765,880
Seven & i Holdings	534,200	23,078,594
Tokio Marine Holdings	1,052,553	24,265,103
		169,078,315
Netherlands − 5.44%
Adyen 144A #, †	4,046	7,006,328
ASML Holding	28,373	20,579,746
ING Groep	1,649,785	22,241,736
Shell	772,526	23,270,965
		73,098,775
Republic of Korea − 3.86%
LG	355,749	23,856,659
Samsung Electronics	509,034	28,029,083
		51,885,742
Spain − 1.74%
Banco Bilbao Vizcaya Argentaria	3,040,272	23,357,506
		23,357,506
Switzerland − 1.73%
Alcon	283,514	23,279,335
		23,279,335
Taiwan − 2.26%
Taiwan Semiconductor Manufacturing	1,644,000	30,370,160
		30,370,160
United Kingdom − 7.59%
AstraZeneca	104,632	14,999,445
AstraZeneca ADR	342,364	24,502,991
Haleon	3,660,311	15,023,636
NQ- IV961 [0623] 0823 (3053830)    1

Schedule of investments
Delaware Ivy International Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
HSBC Holdings	2,684,263	$ 21,253,573
Reckitt Benckiser Group	348,173	26,165,503
		101,945,148
United States − 4.31%
Schlumberger	406,208	19,952,937
Seagate Technology Holdings	309,631	19,156,870
Stellantis	1,071,740	18,839,840
		57,949,647
Total Common Stocks (cost $1,157,008,360)		1,323,208,693

Short-Term Investments – 1.01%
Money Market Mutual Funds – 1.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	3,412,714	3,412,714
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	3,412,715	3,412,715
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	3,412,715	3,412,715
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	3,412,714	3,412,714
Total Short-Term Investments (cost $13,650,858)		13,650,858

Total Value of Securities−99.48% (cost $1,170,659,218)		1,336,859,551
Receivables and Other Assets Net of Liabilities — 0.52%		6,952,771
Net Assets Applicable to 69,010,794 Shares Outstanding — 100.00%	$1,343,812,322

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $23,943,087, which represents 1.78% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV961 [0623] 0823 (3053830)